UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SELECT TAX FREE RESERVES

FORM N-Q

MAY 31, 2018

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $308,662,238.

1. Organization and significant accounting policies

Western Asset Select Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (80.7% at May 31, 2018) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.7%
Arizona - 1.6%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, LOC-Bank of America N.A.	0.890%	1/1/46	$6,000,000	$6,000,000	(a)(b)

California - 13.6%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	0.910%	5/15/35	3,600,000	3,600,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.870%	3/1/47	1,600,000	1,600,000	(a)(b)
Health Facility, Dignity Health, LOC-Bank of Montreal	0.900%	3/1/47	1,025,000	1,025,000	(a)(b)
Health Facility, Dignity Health, LOC-Sumitomo Mitsui Banking	0.950%	7/1/35	400,000	400,000	(a)(b)
Scripps Health, LOC-JPMorgan Chase	0.900%	10/1/23	935,000	935,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	1.110%	8/1/20	360,000	360,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	1.250%	10/1/37	335,000	335,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	1.150%	6/1/40	100,000	100,000	(a)(b)
California State, GO, Kindergarten, LOC-Citibank N.A.	0.730%	5/1/34	790,000	790,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.980%	4/1/46	8,600,000	8,600,000	(a)(b)
Kaiser Permanente	0.980%	4/1/46	1,105,000	1,105,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	1.040%	8/15/36	1,550,000	1,550,000	(a)(b)
California Statewide CDA, MFH Revenue, David Avenue Apartments, LIQ-FHLMC	1.090%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.930%	8/1/37	6,465,000	6,465,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.970%	6/1/32	4,390,000	4,390,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	0.930%	7/1/35	2,435,000	2,435,000	(a)(b)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	1.060%	4/1/32	1,900,000	1,900,000	(a)(b)
Otay, CA, COP, Capital Project, LOC-Union Bank N.A.	1.060%	9/1/26	590,000	590,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.830%	11/1/34	900,000	900,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.830%	4/1/38	200,000	200,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	1.100%	12/1/34	2,300,000	2,300,000	(a)(b)(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.910%	4/1/39	280,000	280,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Sumitomo Mitsui Banking	0.900%	4/1/36	6,000,000	6,000,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.930%	4/1/36	3,200,000	3,200,000	(a)(b)
University of California, CA, Revenue	0.850%	5/15/48	1,350,000	1,350,000	(a)(b)
West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-Wells Fargo Bank N.A.	1.200%	8/1/18	153,000	153,000	(a)(b)

Total California				52,143,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 0.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	1.030%	7/1/27	$409,000	$409,000	(a)(b)

Connecticut - 4.1%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	1.030%	12/1/39	2,710,000	2,710,000	(a)(b)
Connecticut State HEFA Revenue, Trinity College, LOC-JPMorgan Chase	1.070%	7/1/34	2,460,000	2,460,000	(a)(b)
Connecticut State HFA Revenue, Housing Mortgage Finance Program, SPA-Royal Bank of Canada	1.110%	11/15/24	5,300,000	5,300,000	(a)(b)(c)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	1.030%	5/15/34	3,570,000	3,570,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	1.070%	11/15/34	1,500,000	1,500,000	(a)(b)

Total Connecticut				15,540,000

District of Columbia - 0.7%
Metropolitan Washington DC, Airports Authority System Revenue:
LOC-Royal Bank of Canada	1.090%	10/1/21	1,000,000	1,000,000	(a)(b)(c)
LOC-Royal Bank of Canada	1.090%	10/1/39	1,710,000	1,710,000	(a)(b)(c)

Total District of Columbia				2,710,000

Florida - 7.3%
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	1.040%	11/15/26	1,750,000	1,750,000	(a)(b)
Hospital Adventist Health System	1.010%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	1.080%	11/15/33	6,835,000	6,835,000	(a)(b)
Hospital Adventist Health System	1.050%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	1.150%	8/1/18	10,400,000	10,400,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	1.050%	4/1/43	3,850,000	3,850,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Wells Fargo Bank N.A.	1.100%	7/1/37	400,000	400,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-JPMorgan Chase	1.130%	10/15/42	2,540,000	2,540,000	(a)(b)(c)

Total Florida				28,075,000

Georgia - 4.7%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Inc., LOC-Wells Fargo Bank N.A.	0.900%	7/1/35	900,000	900,000	(a)(b)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	1.250%	4/1/32	3,090,000	3,090,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	1.130%	12/1/27	2,300,000	2,300,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	1.100%	11/1/20	$1,995,000	$1,995,000	(a)(b)(c)
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	1.100%	1/1/48	9,540,000	9,540,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	1.080%	5/1/32	100,000	100,000	(a)(b)

Total Georgia				17,925,000

Hawaii - 1.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System	1.510%	7/1/39	3,205,000	3,205,000	(a)(b)
Queens Health System	1.510%	7/1/39	2,260,000	2,260,000	(a)(b)

Total Hawaii				5,465,000

Illinois - 3.5%
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	1.080%	10/1/34	2,040,000	2,040,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	1.080%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, LOC-JPMorgan Chase	1.080%	8/1/35	1,945,000	1,945,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	1.060%	11/15/37	2,500,000	2,500,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	0.930%	8/1/44	3,100,000	3,100,000	(a)(b)

Total Illinois				13,585,000

Indiana - 2.0%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	1.080%	7/1/31	1,275,000	1,275,000	(a)(b)(c)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.900%	10/1/40	100,000	100,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	1.310%	4/15/39	4,465,000	4,465,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	1.190%	5/1/34	1,830,000	1,830,000	(a)(b)

Total Indiana				7,670,000

Maryland - 2.4%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ-FHLMC	1.070%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	1.030%	9/1/43	5,800,000	5,800,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	1.030%	7/1/36	780,000	780,000	(a)(b)

Total Maryland				9,280,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 4.2%
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	1.070%	9/1/31	$2,325,000	$2,325,000	(a)(b)
Partners Healthcare System Inc., LOC-Bank of New York Mellon	1.050%	7/1/48	2,500,000	2,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	1.070%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Harvard University	1.000%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare Systems Inc., SPA-JPMorgan Chase	1.070%	7/1/27	3,900,000	3,900,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	1.030%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.980%	8/1/37	3,765,000	3,765,000	(a)(b)

Total Massachusetts				16,090,000

Michigan - 1.4%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	1.080%	1/1/26	5,500,000	5,500,000	(a)(b)

Missouri - 1.9%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMorgan Chase	1.120%	3/1/24	1,035,000	1,035,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	1.080%	5/15/38	300,000	300,000	(a)(b)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	1.160%	2/1/33	395,000	395,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.900%	10/1/35	370,000	370,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	1.060%	3/1/32	1,505,000	1,505,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-Enterprise Bank & Trust	1.070%	12/1/29	3,615,000	3,615,000	(a)(b)(c)

Total Missouri				7,220,000

New Hampshire - 0.8%
Cheshire County, NH, GO, TAN	3.000%	12/28/18	3,000,000	3,019,524

New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, LOC-Wells Fargo Bank N.A.	1.100%	7/1/36	400,000	400,000	(a)(b)

New York - 29.0%
Erie County, NY, GO, RAN	2.000%	6/30/18	4,000,000	4,003,480
Hilton, NY, CSD, GO, BAN	2.000%	6/28/18	1,595,152	1,596,143
Mount Sinai, NY, Union Free School District, GO, TAN	2.250%	6/27/18	6,400,000	6,404,729
MTA, NY, Revenue, LOC-Bank of Montreal	1.000%	11/1/35	3,605,000	3,605,000	(a)(b)
Nassau County, NY, GO, BAN	2.500%	12/14/18	3,500,000	3,514,785
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, SPA-Sumitomo Mitsui Banking	0.970%	11/15/21	2,000,000	2,000,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	1.050%	8/1/29	500,000	500,000	(a)(b)
New York City, NY, GO:
LIQ-JPMorgan Chase	0.920%	3/1/40	1,400,000	1,400,000	(a)(b)
LOC-Mizuho Corporate Bank	0.900%	4/1/42	800,000	800,000	(a)(b)
LOC-PNC Bank N.A.	1.050%	8/1/41	1,150,000	1,150,000	(a)(b)
SPA-JPMorgan Chase	0.920%	8/1/38	2,100,000	2,100,000	(a)(b)
Subordinated, LOC-TD Bank N.A.	0.850%	4/1/36	1,350,000	1,350,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ-Citibank N.A.	1.080%	5/1/20	$6,690,000	$6,690,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Parkview II Apartments, LOC-Citibank N.A.	1.070%	12/1/37	1,000,000	1,000,000	(a)(b)(c)
New York City, NY, Health & Hospital Corp. Revenue, Health System, LOC-JPMorgan Chase	1.080%	2/15/26	520,000	520,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	1.050%	7/1/25	3,425,000	3,425,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA-Bank of America N.A.	0.910%	6/15/48	3,300,000	3,300,000	(a)(b)
Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	0.870%	6/15/48	3,200,000	3,200,000	(a)(b)
Second General Resolution Fiscal 2016, SPA-Royal Bank of Canada	0.900%	6/15/48	1,440,000	1,440,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	0.920%	2/1/45	2,500,000	2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.900%	11/1/22	3,400,000	3,400,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.900%	11/1/22	3,180,000	3,180,000	(a)(b)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	1.120%	7/1/33	2,160,000	2,160,000	(a)(b)
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	1.080%	6/1/36	11,500,000	11,500,000	(a)(b)(c)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	1.070%	11/1/41	1,700,000	1,700,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	1.120%	11/1/41	5,200,000	5,200,000	(a)(b)(c)
625 West 57th Street, LOC-Bank of New York Mellon	1.080%	5/1/49	1,815,000	1,815,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-Landesbank Hessen-Thuringen	0.900%	11/1/46	7,600,000	7,600,000	(a)(b)
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	1.040%	3/15/33	3,545,000	3,545,000	(a)(b)
South Colonie, NY, CSD, GO, BAN	2.250%	7/13/18	4,570,000	4,575,295
Tonawanda, NY, GO, BAN	2.000%	8/30/18	3,000,000	3,003,815
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	1.120%	1/1/32	1,945,000	1,945,000	(a)(b)
LOC-Landesbank Hessen-Thuringen	0.950%	11/1/32	7,845,000	7,845,000	(a)(b)
West Hempstead, NY, Union Free School District, GO, TAN	2.000%	6/22/18	3,000,000	3,001,544

Total New York				110,969,791

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 1.3%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	1.090%	6/1/33	$750,000	$750,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	1.060%	7/1/36	385,000	385,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	1.070%	10/1/26	1,750,000	1,750,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	1.100%	2/1/34	2,000,000	2,000,000	(a)(b)

Total North Carolina				4,885,000

Ohio - 0.2%
Ohio State, GO, Common Schools	1.040%	6/15/26	795,000	795,000	(a)(b)

Oregon - 1.5%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	1.070%	8/1/34	5,570,000	5,570,000	(a)(b)

Pennsylvania - 2.0%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	1.060%	5/1/31	3,000,000	3,000,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	1.030%	3/1/24	1,500,000	1,500,000	(a)(b)
Philadelphia, PA, Authority For IDR, Gift of Life Donor Program Project, LOC-TD Bank N.A.	1.030%	12/1/34	1,000,000	1,000,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	1.070%	11/1/29	2,060,000	2,060,000	(a)(b)

Total Pennsylvania				7,560,000

South Carolina - 0.5%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	1.110%	9/1/19	1,945,000	1,945,000	(a)(b)

South Dakota - 0.6%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	1.070%	1/1/44	2,420,000	2,420,000	(a)(b)

Texas - 9.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue	1.540%	7/18/18	5,000,000	5,000,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	1.050%	6/1/27	6,500,000	6,500,000	(a)(b)
Methodist Hospital	0.920%	12/1/24	1,520,000	1,520,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.920%	12/1/41	3,900,000	3,900,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	1.100%	8/1/37	6,605,000	6,605,000	(a)(b)
Texas State, GO:
SPA-Sumitomo Mitsui Banking	1.100%	12/1/47	2,960,000	2,960,000	(a)(b)
TRAN	4.000%	8/30/18	5,000,000	5,031,536
University of Texas, TX, Permanent University Fund Revenue	0.980%	7/1/38	3,450,000	3,450,000	(a)(b)
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	0.980%	8/1/39	375,000	375,000	(a)(b)

Total Texas				35,341,536

Utah - 0.8%
Murray City, UT, Hospital Revenue, IHC Health Services Inc.	1.040%	5/15/36	2,975,000	2,975,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.920%	10/1/38	$200,000	$200,000	(a)(b)

Virginia - 0.9%
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtedness, SPA-Bank of America N.A.	1.100%	1/1/30	3,405,000	3,405,000	(a)(b)

Washington - 3.8%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	1.080%	11/1/23	715,000	715,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	1.100%	12/1/38	3,295,000	3,295,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, LOC-U.S. Bank N.A.	1.070%	10/1/22	1,200,000	1,200,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	1.100%	10/1/29	1,225,000	1,225,000	(a)(b)
Overlake School Project, LOC-Wells Fargo Bank N.A.	1.100%	10/1/29	500,000	500,000	(a)(b)
Panorama Project, LOC-Wells Fargo Bank N.A.	1.100%	4/1/43	3,780,000	3,780,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	1.070%	5/1/28	3,650,000	3,650,000	(a)(b)

Total Washington				14,365,000

TOTAL INVESTMENTS - 99.7% (Cost - $381,462,851#)				381,462,851
Other Assets in Excess of Liabilities - 0.3%				956,691

TOTAL NET ASSETS - 100.0%				$382,419,542

(a)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

Abbreviations used in this schedule:

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Notes
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$381,462,851	—	$381,462,851

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018